UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395
-----

Pioneer Series Trust VII
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2014 to June 30, 2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  August 20, 2015

============== Pioneer Emerging Markets Local Currency Debt Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any voting positions during the reporting period.

======================== Pioneer Global High Yield Fund ========================

BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: NOV 03, 2014   Meeting Type: Special
Record Date:  OCT 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Amend Regulations on Remuneration of    For       Against      Management
      Directors
2     Approve Remuneration of Director        For       Against      Management
3     Approve Changes in Composition of Vote  For       For          Management
      Counting Commission
4     Ratify Auditor                          For       Against      Management
5     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

--------------------------------------------------------------------------------

BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: DEC 26, 2014   Meeting Type: Special
Record Date:  NOV 26, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
2     Approve Terms of Merger of BTA Bank     For       For          Management
      and Kazkommertsbank
3     Approve Delisting of GDRs from          For       Against      Management
      Luxembourg Stock Exchange
4     Authorize Share Repurchase Program      For       Against      Management
5     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

--------------------------------------------------------------------------------

FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 14, 2015   Meeting Type: Annual
Record Date:  MAR 17, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Stephen G. Butler        For       For          Management
2     Elect Director Kimberly A. Casiano      For       For          Management
3     Elect Director Anthony F. Earley, Jr.   For       For          Management
4     Elect Director Mark Fields              For       For          Management
5     Elect Director Edsel B. Ford II         For       For          Management
6     Elect Director William Clay Ford, Jr.   For       For          Management
7     Elect Director James P. Hackett         For       For          Management
8     Elect Director James H. Hance, Jr.      For       For          Management
9     Elect Director William W. Helman Iv     For       For          Management
10    Elect Director Jon M. Huntsman, Jr.     For       For          Management
11    Elect Director William E. Kennard       For       For          Management
12    Elect Director John C. Lechleiter       For       For          Management
13    Elect Director Ellen R. Marram          For       For          Management
14    Elect Director Gerald L. Shaheen        For       For          Management
15    Elect Director John L. Thornton         For       For          Management
16    Ratify PricewaterhouseCoopers LLPas     For       For          Management
      Auditors
17    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
18    Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
19    Amend Bylaws to Call Special Meetings   Against   For          Shareholder

--------------------------------------------------------------------------------

FREEPORT-MCMORAN INC.

Ticker:       FCX            Security ID:  35671D857
Meeting Date: JUN 10, 2015   Meeting Type: Annual
Record Date:  APR 16, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard C. Adkerson      For       For          Management
1.2   Elect Director Robert J. Allison, Jr.   For       For          Management
1.3   Elect Director Alan R. Buckwalter, III  For       For          Management
1.4   Elect Director Robert A. Day            For       For          Management
1.5   Elect Director James C. Flores          For       For          Management
1.6   Elect Director Gerald J. Ford           For       For          Management
1.7   Elect Director Thomas A. Fry, III       For       For          Management
1.8   Elect Director H. Devon Graham, Jr.     For       For          Management
1.9   Elect Director Lydia H. Kennard         For       For          Management
1.10  Elect Director Charles C. Krulak        For       For          Management
1.11  Elect Director Bobby Lee Lackey         For       For          Management
1.12  Elect Director Jon C. Madonna           For       For          Management
1.13  Elect Director Dustan E. McCoy          For       For          Management
1.14  Elect Director James R. Moffett         For       For          Management
1.15  Elect Director Stephen H. Siegele       For       For          Management
1.16  Elect Director Frances Fragos Townsend  For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Adopt Proxy Access Right                Against   For          Shareholder

--------------------------------------------------------------------------------

HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: FEB 25, 2015   Meeting Type: Special
Record Date:  JAN 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

INVERSIONES ALSACIA S.A.

Ticker:                      Security ID:  05572UAA8
Meeting Date: OCT 10, 2014   Meeting Type: Written Consent
Record Date:  SEP 05, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      For          Management

--------------------------------------------------------------------------------

LDK SOLAR CO., LTD.

Ticker:       LDKYQ          Security ID:  50183L107
Meeting Date: JAN 22, 2015   Meeting Type: Special
Record Date:  DEC 22, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management
2     Approve the 2013 Annual Report          For       For          Management
3     Elect  Director Maurice Wai-fung Ngai   For       For          Management
4     Elect  Director Ceng Wang               For       For          Management
5     Elect  Director Shi Chen                For       For          Management
6     Ratify KPMG as Auditors                 For       For          Management

=================== Pioneer Global Multi Sector Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any voting positions during the reporting period.

========== END NPX REPORT